Variable Interest Entities and Noncontrolling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Joint_Ventures	Sep. 30, 2013 Joint_Ventures	Dec. 31, 2011
Variable Interest Entity [Line Items]
Percentage of profits and cash flows receivable from the joint ventures after partners' priority returns and return of partners' capital	50.00%
Consolidated variable interest entities, assets	$ 24.7	$ 68.5	$ 14.0
Consolidated variable interest entities, liabilities	6.4	21.8	1.3
Valuation adjustment to the noncontrolling interest	1.6
Number of joint ventures	1	2
Cash [Member]
Variable Interest Entity [Line Items]
Consolidated variable interest entities, assets	1.1	3.3	2.1
Real Estate Inventory Impairments [Member]
Variable Interest Entity [Line Items]
Consolidated variable interest entities, assets	20.4	61.0	8.7
Notes payable, Other Payables [Member]
Variable Interest Entity [Line Items]
Consolidated variable interest entities, liabilities		$ 19.2